Nature of Operations	12 Months Ended
Dec. 31, 2020
Nature Of Operations
Nature of Operations

Fury Gold Mines Limited (the “Company” or “Fury Gold”), formerly Auryn Resources Inc. (“Auryn”), is a Canadian-focused exploration and development company, positioned in three prolific gold mining regions. The Company’s principal business activity is the acquisition, exploration, and development of resource properties in Canada and until October 2020, in Peru. At December 31, 2020, the Company had three flagship projects: Eau Claire in Québec, Homestake Ridge in British Columbia, and Committee Bay in Nunavut.

Prior to October 9, 2020, the Company also held secured rights to various mining concessions in southern Peru which included the Sombrero, Curibaya, and Huilacollo projects. These projects were transferred to two new companies, Tier One Silver Inc. and Sombrero Resources Inc. (collectively the “Spincos”), as part of an arrangement agreement to acquire Eastmain Resources Inc. (“Eastmain”) (note 4).

The Company was incorporated on June 9, 2008, under the Business Corporations Act (British Columbia) and is listed on the Toronto Stock Exchange and the NYSE-American, with its common shares trading under the symbol FURY. The registered office is 595 Burrard Street, Suite 2600, Vancouver, British Columbia (“BC”), V7X 1L3, and the mailing address is 34 King Street East, Suite 900, Toronto, Ontario (“ON”), M5C 2X8.

Response to COVID-19

The effect of the COVID-19 pandemic on the Company’s operations has been varied. At the Company’s Eau Claire project in Québec, where drilling activities recently commenced, the Company has implemented COVID-19 screening for all site personnel prior to their arrival to limit the risk of infection in the camp. Although commercial flights between the Nemiscau Airport and Montreal have been halted as a result of COVID-19, the ability of Company personnel to access the Eau Claire property has not been materially impacted. Due to travel restrictions into Nunavut as well as to respect the local communities’ concerns over COVID-19, the Company informed stakeholders in the Committee Bay project that the Company would not conduct field operations in 2020.

Across Canada, public health officials have recommended precautions to mitigate the spread of the ongoing COVID-19 pandemic, especially in heavily populated areas, with provincial governments issuing orders that at certain times have required the closure of non-essential businesses and for people to remain at home. As a precaution, the corporate offices were temporarily closed at various times in 2020 and all employees supported to work remotely.

The situation in Canada with respect to the management of COVID-19 remains fluid and permitted activities are subject to change. The Company is continually reviewing the situation along with provincial and government guidelines and allowing work to be undertaken once it is confident that it is safe for its employees and stakeholders to do so. The Company continues to have full access to its properties in Canada and has managed to adequately stage its work sites for its planned programs. Additional measures have been taken to enhance the safety of employees and contractors at all active sites. These measures include limiting camp occupancy, additional sanitation stations, social distancing, and mandatory mask usage. The Company to date has not experienced problems with obtaining the supplies and staff needed for its exploration work and other work programs. The Company has continued to move forward with its planned exploration work, including drilling at the Eau Claire project.

All reporting and expenditure requirements at Committee Bay project and Gibson MacQuoid were extended for one year under the Nunavut COVID-19 relief program announced May 1, 2020. All reporting and expenditure requirements at Eau Claire were extended for one year under Québec’s COVID-19 relief program. At the Homestake Ridge project, all reporting and expenditure requirements have been extended until December 31, 2021 under section 66 of the Mineral Tenure Act (British Columbia).